Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Basis of Accounting

The accompanying unaudited consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial reporting. However, certain information or footnote disclosures normally included in complete financial statements prepared in accordance with U.S. GAAP have been condensed, or omitted, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). In the opinion of the Company's management, the unaudited consolidated financial statements in this Quarterly Report on Form 10-Q include all normal and recurring adjustments necessary for the fair statement of the results for the interim periods presented. The results for the three months and nine months ended September 30, 2015 are not necessarily indicative of the results that may be expected for any other interim period or for the fiscal year ending December 31, 2015. The consolidated financial statements as of and for the three and nine months ended September 30, 2015 and 2014 included in this Quarterly Report on Form 10-Q are unaudited. The balance sheet as of December 31, 2014 is derived from the audited consolidated financial statements as of that date. The accompanying unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes, together with Management's Discussion and Analysis of Financial Condition and Results of Operations, contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2014 filed with the SEC on March 27, 2015 (the “2014 Annual Report”).

Basis of Accounting

The accompanying consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation

The accompanying consolidated financial statements as of and for the three and nine months ended September 30, 2015 and 2014 include the accounts of Heat Biologics, Inc. and its subsidiaries, Heat Biologics I, Inc. (“Heat I”), Heat Biologics III, Inc. (“Heat III”), Heat Biologics IV, Inc. (“Heat IV”), Heat Biologics GmbH and Heat Biologics Australia Pty Ltd. The functional currency of the entities located outside the United States of America (the foreign entities) is the applicable local currency. Assets and liabilities of the foreign entities are translated at period-end exchange rates.  Statement of operations accounts are translated at the average exchange rate during the period. The effects of foreign currency translation adjustments are included in other comprehensive loss, which is a component of accumulated other comprehensive loss in stockholders' equity. All significant intercompany accounts and transactions have been eliminated in consolidation. At December 31, 2014 and September 30, 2015, Heat Biologics, Inc. held a 92.5% controlling interest in Heat I and accounts for its less than 100% interest in the consolidated financial statements in accordance with U.S. GAAP. Accordingly, the Company presents non-controlling interests as a component of stockholders' equity on its consolidated balance sheets and reports non-controlling interest net loss under the heading “net loss – non-controlling interest” in the consolidated statements of operations and comprehensive loss.

The accompanying consolidated financial statements have been prepared on a going concern basis. The Company has an accumulated a deficit of approximately $37.9 million as of September 30, 2015 and a net loss of approximately $14.4 million for the nine months ended September 30, 2015, and has not generated significant revenue or positive cash flows from operations. These factors raise substantial doubt about the Company's ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts of liabilities that might result from the outcome of this uncertainty. To meet its capital needs, the Company is considering multiple alternatives, including, but not limited to, additional equity financings, debt financings and other funding transactions. There can be no assurance that the Company will be able to complete any such transactions on acceptable terms or otherwise. If the Company is unable to obtain the necessary capital, it will need to pursue a plan to scale back its operations, license or sell its assets, seek to be acquired by another entity and/or cease operations.

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs (“ASU 2015-03”). ASU 2015-03 revises Subtopic 835-30 to require that debt issuance costs be reported in the balance sheet as a direct deduction from the face amount of the related liability, consistent with the presentation of debt discounts.  Prior to the amendments, debt issuance costs were presented as a deferred charge (i.e., an asset) on the balance sheet.  The ASU provides examples illustrating the balance sheet presentation of notes net of their related discounts and debt issuance costs. Further, the amendments require the amortization of debt issuance costs to be reported as interest expense. Similarly, debt issuance costs and any discount or premium are considered in the aggregate when determining the effective interest rate on the debt. The amendments are effective for public business entities for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  The amendments are effective for all other entities for fiscal years beginning after December 15, 2015, and interim periods within fiscal years beginning after December 15, 2016. The amendments must be applied retrospectively.  All entities have the option of adopting the new requirements as of an earlier date for financial statements that have not been previously issued. The Company does not expect this ASU to have a material impact on its consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern (“ASU 2014-15”). The amendments in ASU 2014-15 are intended to define management's responsibility to evaluate whether there is substantial doubt about an organization's ability to continue as a going concern and to provide related footnote disclosures. Under U.S. GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, U.S. GAAP lacks guidance about management's responsibility to evaluate whether there is substantial doubt about the organization's ability to continue as a going concern or to provide related footnote disclosures. This ASU provides guidance to an organization's management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. This update is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Company does not expect this ASU to have a significant impact on its consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of Heat Biologics, Inc. and its subsidiaries, Heat Biologics I, Inc. (“Heat I”) Heat Biologics III, Inc. (“Heat III”), Heat Biologics IV, Inc. (“Heat IV”), Heat Biologics GmbH and Heat Biologics Australia Pty Ltd. All significant intercompany accounts and transactions have been eliminated in consolidation. At December 31, 2014 and 2013, Heat held a 92.5% controlling interest in Heat I and accounts for its less than 100% interest in the consolidated financial statements in accordance with U.S. GAAP. Accordingly, the Company presents non-controlling interests as a component of stockholders' equity  on its consolidated balance sheets and reports non-controlling interest net loss under the heading “net loss – non-controlling interest” in the consolidated statements of operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates are used for, but not limited to, useful lives of fixed assets, income taxes and stock-based compensation. Actual results may differ from those estimates.

Cash and Cash Equivalents and Restricted Cash

Cash and Cash Equivalents and Restricted Cash

The Company considers all cash and other highly liquid investments with initial maturities from the date of purchase of three months or less to be cash and cash equivalents. The Company had a restricted cash balance of $101,129 and $1,252 at December 31, 2014 and 2013, respectively. The United States Patent and Trade Office (“USPTO”) requires the Company to maintain an account with a minimum of $1,000 to be used to pay fees associated with new trademarks of the Company and one of the Company's lenders required a minimum $100,000 cash balance to be maintained with the lending bank to secure the Company credit card during 2014.

Concentration of Credit Risk

Concentration of Credit Risk

At times, cash balances may exceed the Federal Deposit Insurance Corporation (“FDIC”) insurable limits. The Company has never experienced any losses related to these balances. As of December 31, 2014 and 2013, cash amounts in excess of $250,000 were not fully insured. The uninsured cash balance as of December 31, 2014 was $3,704,026. The Company does not believe it is exposed to significant credit risk on cash and cash equivalents.

Deferred Financing Costs, net

Deferred Financing Costs, net

Deferred financing costs, net include the costs incurred to obtain financing and are amortized using the straight-line method, which approximates the effective interest method, over the life of the related debt. Deferred financing costs, net are included in the accompanying consolidated balance sheets net of amortization.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost and are capitalized if the cost exceeds $500. Depreciation is calculated using the straight-line method and is based on estimated useful lives of five years for lab equipment and computer equipment, and seven years for furniture and fixtures.

Stock Warrants Liability

Stock Warrants Liability

In 2012 and 2013, the Company issued warrants exercisable for a total of 20,549 shares of common stock. The freestanding warrants for the Company's common stock were recognized as a liability and recorded at fair value in all periods prior to exercise. Upon the cashless exercise of these warrants in January and February 2014, the sum of the fair value of the exercised warrants were credited to additional paid in capital and the liability was eliminated.

In connection with the Square 1 Bank Loan (“Loan”), in August 2014, the Company issued Square 1 Bank a warrant, exercisable for 52,695 shares of the Company's common stock at an exercise price of $4.27. In accordance with ASC 480-10, Distinguishing Liabilities from Equity, the freestanding warrant for the Company's common stock was recognized as a liability and recorded at fair value in all periods prior to exercise. The warrant liability was re-measured to fair value prior to reclassification to additional paid in capital upon its exercise.  The initial fair value of the warrant of $323,021 was recorded as a liability and a discount to notes payable and is being amortized to interest expense over the term of the note. In September 2014, the warrants were exercised via a cashless exercise into 17,664 shares of the Company's common stock.

The fair value of the warrants was calculated using the Black-Scholes option pricing model with the following assumptions:

	December 31,
	2014	2013

Risk-free interest rate	2.23-2.46%	2.75%
Expected volatility	73.0-100%	71.6-71.9%
Expected life (years)	7.8-10	7.96-8.6
Expected dividend yield	0%	0%

The Company had no stock warrant liability as of December 31, 2014.

Beneficial Conversion Feature

Beneficial Conversion Feature

When the Company issues an equity security that is convertible into common stock at a discount from the fair value of the common stock at the date the equity security counterparty is legally committed to purchase such a security (Commitment Date), a beneficial conversion charge is measured and recorded on the Commitment Date for the difference between the fair value of the Company's common stock and the effective conversion price of the equity security. If the intrinsic value of the beneficial conversion feature is greater than the proceeds allocated to the equity security, the amount of the discount assigned to the beneficial conversion feature is limited to the amount of the proceeds allocated to the equity.

The amount allocated to the beneficial conversion feature is presented as an immediate charge to earnings available to common stockholders for convertible preferred stock instruments that are convertible by the stockholders at any time. In connection with the Company's issuance of Series B-1 Preferred Stock during fiscal year 2013, the Company recorded a beneficial conversion charge of $2.3 million representing the difference between the effective conversion price of $6.14 and the fair value of the Company's common stock as of the Commitment Date of $8.81.

Net Loss per Share

Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during each year. Fully diluted net loss per share is computed using the weighted average number of common shares and dilutive securities outstanding during each year. Dilutive securities having an anti-dilutive effect on diluted loss per share are excluded from the calculation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amount of certain of the Company's financial instruments, including cash and cash equivalents, prepaid expenses and other current assets, deposits, accounts payable and accrued expenses and other payables approximate fair value due to their short maturities. The carrying value of debt approximates fair value because the interest rate under the obligation approximates market rates of interest available to the Company for similar instruments.

As a basis for determining the fair value of certain of the Company's financial instruments, the Company utilizes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level I – Observable inputs such as quoted prices in active markets for identical assets or liabilities.

Level II – Observable inputs, other than Level I prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level III – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company's financial instruments that are measured at fair value on a recurring basis consist only of the stock warrants liability. The Company's stock warrants liability was classified within Level III of the fair value hierarchy and as of December 31, 2014 and 2013.

The change in the fair value of the Level III warrants liability is summarized below:

Fair value at December 31, 2012	$92,150
Change in fair value during the period	30,440
Fair value at December 31, 2013	122,590
Issuance of new warrants	323,021
Change in fair value during the period	7,263
Cashless exercise during the period	(452,874)
Fair value at December 31, 2014	$—

There were no assets or liabilities measured at fair value on a recurring basis as of December 31, 2014. The liabilities measured at fair value on a recurring basis as of December 31, 2013 are summarized below:

	December 31, 2013
	Identical Assets	Observable Inputs	Unobservable Inputs	Total December 31,
Description	(Level 1)	(Level 2)	(Level 3)	2013
Liabilities measured at fair value
Stock Warrant Liability	$—	$—	$(122,590)	$(122,590)

Total Liabilities measured at fair value	$—	$—	$(122,590)	$(122,590)

Marketing		Marketing Marketing costs are expensed as incurred. Marketing expense totaled $135,372 and $135,366 for the years ended December 31, 2014 and 2013, respectively.
Income Tax

Income Tax

Income taxes are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statements carrying amounts of assets and liabilities and their respective tax bases, operating loss carryforwards, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In accordance with FASB ASC 740, Accounting for Income Taxes, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered ‘more-likely-than-not' that the position taken will be sustained by a taxing authority. As of December 31, 2014 and 2013, the Company had no unrecognized income tax benefits and correspondingly there is no impact on the Company's effective income tax rate associated with these items. The Company's policy for recording interest and penalties relating to uncertain income tax positions is to record them as a component of income tax expense in the accompanying consolidated statements of operations. As of December 31, 2014 and 2013, the Company had no such accruals.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation arrangements with employees and non-employee directors using a fair value method which requires the recognition of compensation expense for costs related to all stock-based payments, including stock options. The fair value method requires the Company to estimate the fair value of stock-based payment awards on the date of grant using an option pricing model.

Stock-based compensation costs are based on the fair value of the underlying option calculated using the Black-Scholes-Merton option pricing model on the date of grant for stock options and recognized as expense on a straight-line basis over the requisite service period, which is the vesting period. Determining the appropriate fair value model and related assumptions requires judgment, including estimating stock price volatility, forfeiture rates and expected term. The expected volatility rates are estimated based on the actual volatility of comparable public companies over the expected term. The expected term for the years ended December 31, 2014 and 2013 represents the average time that options are expected to be outstanding based on the mid-point between the vesting date and the end of the contractual term of the award. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company has not paid dividends and does not anticipate paying a cash dividend in the foreseeable future and, accordingly, uses an expected dividend yield of zero. The risk-free interest rate is based on the rate of U.S. Treasury securities with maturities consistent with the estimated expected term of the awards. The measurement of nonemployee share-based compensation is subject to periodic adjustments as the underlying equity instruments vest and is recognized as an expense over the period over which services are received.

Net loss attributable to non-controlling interests

Net loss attributable to non-controlling interests

Net loss attributable to non-controlling interests is the result of the Company's consolidation of subsidiaries of which it does not own 100%. The Company's net loss attributable to non-controlling interests relates to the University's ownership in Heat I, for the years ended December 31, 2014 and 2013.

Revenue Recognition

Revenue Recognition

The Company recognizes government grants when there is reasonable assurance that they will comply with the conditions attached to the grants and the grants will be received. The grants are recognized using an income approach and grant revenue is recognized as the related expenses are incurred.

Research and Development

Research and Development

Research and development costs are expensed as incurred. The Company has acquired exclusive licensing rights to intellectual property to further its research and development. These costs are expensed as incurred. The Company also incurs intellectual property costs relating to the filing and application fees for patents which are owned by the universities with which the Company has license agreements. These costs are also expensed as research and development expense as incurred.

Impact of recently issued Accounting Standards

Impact of recently issued Accounting Standards:

In July 2014, the FASB issued Accounting Standards Update (“ASU”) ASU No. 2014-10, Development Stage Entities (Topic 915): Elimination of Certain Financial Reporting Requirements, Including an Amendment to Variable Interest Entities Guidance in Topic 810, Consolidation. The amendments in this ASU remove all incremental financial reporting requirements from U.S. GAAP for development stage entities, including the removal of Topic 915, Development Stage Entities, from the FASB Accounting Standards Codification™. A development stage entity is one that devotes substantially all of its efforts to establishing a new business and for which: (a) planned principal operations have not commenced; or (b) planned principal operations have commenced, but have produced no significant revenue. Current U.S. GAAP requires a development stage entity to present the same basic financial statements and apply the same recognition and measurement rules as established companies. In addition, U.S. GAAP requires a development stage entity to present inception-to-date information about income statement line items, cash flows, and equity transactions. For public business entities, the presentation and disclosure requirements in Topic 915 will no longer be required for the first annual period beginning after December 15, 2014. The revised consolidation standards are effective one year later, in annual periods beginning after December 15, 2015. Early adoption is permitted for financial statements that have not yet been issued or made available for issuance. The Company has elected to adopt the guidance as of June 30, 2014. The adoption did not impact the Company's financial position or results of operations.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern (“ASU 2014-15”). The amendments in ASU 2014-15 are intended to define management's responsibility to evaluate whether there is substantial doubt about an organization's ability to continue as a going concern and to provide related footnote disclosures. Under GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, GAAP lacks guidance about management's responsibility to evaluate whether there is substantial doubt about the organization's ability to continue as a going concern or to provide related footnote disclosures. This ASU provides guidance to an organization's management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes. This update is effective for annual periods ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016. Early application is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. We do not expect this ASU to have an impact on its consolidated financial statements.

In January 2015, the FASB issued ASU No. 2015-1, Income Statement - Extraordinary and Unusual Items. ASU 2015-01 will eliminate from U.S. GAAP the concept of extraordinary items and will no longer require an entity to separately classify, present, and disclose extraordinary events and transactions. ASU 2015-01 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2015, and early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. The Company does not believe the adoption of this guidance will have a material impact on its consolidated financial statements or related footnote disclosures.